Concentrations of Credit Risk	12 Months Ended
Jun. 30, 2024
Concentrations of Credit Risk [Line Items]
Concentrations of Credit Risk
(23)	Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended June 30,
	2022	% of sales	2023	% of sales	2024	% of sales
	RMB		RMB		RMB
Company A	35,611	18.9%	*	*	*	*
Company B	47,642	25.2%	15,360	13.4%	*	*
Company C	*	*	14,631	12.8%	*	*
Company D	—	—	—	—	132,995	11.2%
Subtotal	83,253	44.1%	29,991	26.2%	132,995	11.2%

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable plus certain amount of contract assets that are accounted for on a customer-base (“Such Accounts Receivable”) are as follows:

	As of June 30,
	2023	%	2024	%
	RMB		RMB
Company A	20,311	54.0%	*	*
Company D	—	—	41,117	12.2%
Subtotal	20,311	54.0%	41,117	12.2%

*	represented less than 10% of Such Accounts Receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on Such Accounts Receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.